Expenses by nature	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Expenses by nature
25. Expenses by nature

	Year ended March 31,
	2018		2019		2020
Employee compensation	₹	272,223	₹	299,774	₹	326,571
Sub-contracting/ technical fees		84,437		94,725		90,521
Cost of hardware and software		18,985		13,567		11,491
Travel		17,399		17,768		18,169
Facility expenses		21,044		22,213		19,733
Depreciation, amortization and impairment*		21,124		19,474		20,862
Communication		5,353		4,561		4,812
Legal and professional fees		4,690		4,361		4,733
Rates, taxes and insurance		2,400		1,621		3,004
Marketing and brand building		3,140		2,714		2,532
Lifetime expected credit loss and provision for deferred contract cost**		6,565		980		1,043
Miscellaneous expenses***		4,705		11,736		5,344

Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	462,065	₹	493,494	₹	508,815

*
Depreciation, amortization, and impairment includes impairment on certain software platform and intangible assets recognized on acquisitions, amounting to
₹
643,
₹
2,318 and Nil, for the year ended March 31, 2018, 2019 and 2020, respectively.

**
Consequent to insolvency of two of our customers, the Company has recognized provision of
₹
4,612 for impairment of receivables and deferred contract cost for the year ended March 31, 2018.
₹
416 and
₹
4,196 of these provisions have been included in cost of revenue and general and administrative expenses, respectively.

***	Miscellaneous expenses for the year ended March 31, 2019, includes an amount of ₹ 5,141 ($ 75 million) paid to National Grid on settlement of a legal claim against the Company.